Warrants (Details) - $ / shares	6 Months Ended
	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016
Number Outstanding	10,507,056	7,140,464	5,170,464	5,476,482
Shares Issuable Upon Exercise	8,465,195
July 2013 Warrants [Member]
Exercise price (in Dollars per share)	$ 2.55
Number Outstanding	870,000	870,000	870,000	870,000
Expiry	Jul. 31, 2018
Shares Issuable Upon Exercise	217,500
June 2016 Warrants [Member]
Exercise price (in Dollars per share)	$ 1.93
Number Outstanding	2,778,722	2,778,722	2,808,722	3,114,740
Expiry	Jun. 02, 2021
Shares Issuable Upon Exercise	1,389,361
October 2017 Warrants [Member]
Exercise price (in Dollars per share)	$ 1.25
Number Outstanding	1,818,182	1,818,182
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	1,818,182
March 2018 Warrants [Member]
Exercise price (in Dollars per share)	$ .60
Number Outstanding	2,916,667
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	2,916,667
March 2018 Warrants [Member]
Exercise price (in Dollars per share)	$ .60
Number Outstanding	1,500,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	1,500,000
Placement Agent Warrants [Member]
Exercise price (in Dollars per share)	$ 1.375
Number Outstanding	181,818	181,818
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	181,818
March Placement Agent Warrants [Member]
Exercise price (in Dollars per share)	$ 0.75
Number Outstanding	291,667
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	291,667
March Placement Agent Warrants [Member]
Exercise price (in Dollars per share)	$ 0.75
Number Outstanding	150,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	150,000